Convertible Preferred Stock Warrant (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Key Terms of Outstanding Convertible Preferres Stock Warrant

The key terms of the outstanding convertible preferred stock warrant and the convertible preferred stock warrant liability at June 30, 2015 and December 31, 2014 were as follows (in thousands):

	Issuance Date	Expiration Date	Exercise Price Per Share	Shares	Fair Value of Warrant
					June 30, 2015	December 31, 2014
					(Unaudited)
Series C Warrant	December 2013	The later of December 2023 or five years after an IPO	$5.84	128,231	$87	$138

The key terms of the outstanding convertible preferred stock warrant and the convertible preferred stock warrant liability at December 31, 2013 and 2014 were as follows (in thousands):

	Issuance Date	Expiration Date	Exercise Price per Share	Shares	Fair Value of Warrant
					December 31, 2013	December 31, 2014
Series C Warrant	December 2013	The later of December 2023 or five years after an IPO	$5.84	128,231	$158	$138

Summary of Assumptions to Use Option Pricing Model

The Company used the Black-Scholes option-pricing model to estimate the fair value of the convertible preferred stock warrant with the following assumptions:

	June 30, 2015	December 31, 2014
	(Unaudited)
Series C Warrant:
Expected term (in years)	5.04	5.3
Expected volatility	30.0%	30.0%
Risk-free interest rate	1.6%	1.7%
Expected dividend yield	0%	0%

The Company used the Black-Scholes option-pricing model to estimate the fair value of the convertible preferred stock warrant with the following assumptions:

	December 31,
	2013	2014
Series C Warrant:
Expected term (in years)	2.0	5.3
Expected volatility	30.0%	30.0%
Risk-free interest rate	0.4%	1.7%
Expected dividend yield	0%	0%